Stock Option and Incentive Plan - Employee Equity-Based Compensation Pre-Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ 40,340	$ 43,429	$ 36,631
Cost of service [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	18,284	22,641	14,641
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	3,805	4,320	2,701
Selling, general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 18,251	$ 16,468	$ 19,289